Note 16 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current	$ 37,831	$ 29,799	$ 19,084
Deferred	9,998	2,753	(879)
Total	47,829	32,552	18,205
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Current	5,091	(770)	(6,343)
Deferred	2,278	(875)	(336)
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Current	2,090	1,555	(3,474)
Deferred	12,753	5,980	2,728
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Current	30,650	29,014	28,901
Deferred	$ (5,033)	$ (2,352)	$ (3,271)